Financial Instruments - Summary of Exposure to Currency Risk (Detail) - Currency risk [member] ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₨ 438,388	$ 6,733	₨ 686,980
Financial liabilities	859,824	13,205	1,085,850
India, Rupees
Disclosure of detailed information about financial instruments [line items]
Financial assets	356,944	5,483	584,927
Financial liabilities	616,168	9,463	801,182
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets	71,891	1,104	96,497
Financial liabilities	222,888	3,423	278,737
Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Financial assets	407	6	1,810
Financial liabilities	4,438	68	2,679
Other Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,146	140	3,746
Financial liabilities	₨ 16,330	$ 251	₨ 3,252